Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of property, plant and equipment
	Assets under construction	Plant & Machinery	Office and other equipment	Right of use assets	Total
2025	€’000	€’000	€’000	€’000	€’000
At January 1, 2025	0	1,250	8	468	1,726
Addition/Revaluation	412	254	20	365	1,051
Disposal	-	-	(3)	(213)	(216)
At December 31, 2025	412	1,504	26	620	2,561

Depreciation
At January 1, 2025	-	(1,209)	(3)	(207)	(1,419)
Charge for period	-	(30)	(2)	(118)	(150)
Disposal/Revaluation	-	93	1	147	241
At December 31, 2025	-	(1,146)	(4)	(178)	(1,328)

Net book values
At January 1, 2025	-	41	5	261	307
At December 31, 2025	412	358	22	442	1,233

	Assets under construction	Plant and machinery	Office and other equipment	Right of use assets	Total
2024	€’000	€’000	€’000	€’000	€’000
Cost
At January 1, 2024	14,726	5,846	422	11,984	32,978
Revaluation	-			455	455
Additions during the year	-	1,260	6	284	1,550
Disposal	-	-	-	(28)	(28)
Transfer to inventory
Derecognition on deconsolidation	(14,726)	(5,856)	(420)	(12,227)	(33,229)
At December 31, 2024	-	1,250	8	468	1,726

Depreciation
At January 1, 2024	(3,317)	(2,985)	(185)	(1,715)	(8,202)
Charge for year	-	(1,887)	(96)	(919)	(2,902)
Impairment charge	-	-	-	-	-
Derecognition on deconsolidation	3,317	3,663	278	2,427	9,685
At December 31, 2024	-	(1,209)	(3)	(207)	(1,419)

Net book values
At January 1, 2024	11,409	2,861	237	10,269	24,776
At December 31, 2024	-	41	5	261	307